Equity (Tables)	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Outstanding Share Purchase Warrants

A continuity schedule of outstanding share purchase warrants is as follows:

Number of warrants outstanding

Balance – April 1, 2024	32,900,000
Early termination	(14,000,000)
Balance – March 31, 2025, April 1, 2025 and September 30, 2025	18,900,000

Schedule of Share Purchase Warrants

The Company’s share purchase warrants are valued by independent professional qualified valuer by using binomial option pricing models. The inputs into the model were as follows:

	As of March 31, 2025	As of March 31, 2024

Risk-free interest rate	3.8%	3.80%
Expected life of warrants	3 years	4 years
Volatility	81.89%	81.89%
Weighted average fair value per warrant (US$)	1.37	1.37

Schedule of Share Purchase Warrants Outstanding

As of September 30, 2025 and March 31, 2025 the Company had share purchase warrants outstanding as follows:

	Warrants outstanding as of March 31, 2025	Additional	Warrants outstanding as of September 30, 2025	Fair value at issue date	Exercise price	Weighted average remaining life
Expiry Date				US$	US$	(years)
October 27, 2026	1,800,000	—	1,800,000	1,353,304	1.5	1.5
October 29, 2026	2,000,000	—	2,000,000	1,417,766	1.5	1.5
May 10, 2027	200,000	—	200,000	84,000	1.5	2.5
May 26, 2027	500,000	—	500,000	238,000	1.5	2.5
July 22, 2027	440,000	—	440,000	163,000	1	2.5
July 25, 2027	3,780,000	—	3,780,000	1,405,000	1	2.5
July 26, 2027	400,000	—	400,000	146,000	1	2.5
July 27, 2027	1,000,000	—	1,000,000	379,000	1	2.5
July 28, 2027	980,000	—	980,000	376,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	264,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	274,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	289,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	303,000	1	2.5
November 28, 2032	750,000	—	750,000	263,000	1.5	7.5
November 28, 2032	250,000	—	250,000	89,000	1.5	7.5
November 28, 2032	500,000	—	500,000	165,000	2.5	7.5
November 28, 2032	500,000	—	500,000	169,000	2.5	7.5
November 28, 2032	250,000	—	250,000	87,000	6	7.5
November 28, 2032	750,000	—	750,000	258,000	6	7.5
December 23, 2028	300,000	—	300,000	411,403	1	2.5
Total	18,900,000	—	18,900,000	8,134,473

Schedule of Movement of Respective Share Purchase Warrants

Movement of respective share purchase warrants was shown below:

	Share purchase warrants
	September 30, 2025	March 31, 2025
	US$	US$
At beginning of period/year	24,379,389	22,699,351
Additions and recognized in profit or loss	—	1,680,038
Terminated during the year	(16,244,916)	—
At end of period/year	8,134,473	24,379,389

Schedule of Issuance for Purposes	Under the 2024 Plan, an aggregate of 2,000,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the 2024 Plan, subject to adjustments as contemplated by the 2024 Plan.
	Number of share award grant
	As of September 30, 2025	As of March 31, 2025
At beginning of period/year	—	—
Grant during the period/year	3,141,000	—
At end of period/year	3,141,000	—